UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   July 18, 2026 to August 17, 2026

Commission File Number of issuing entity:  333-207340-14

Central Index Key Number of issuing entity:  0001749360

UBS Commercial Mortgage Trust 2018-C13
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-207340

Central Index Key Number of depositor:  0001532799

UBS Commercial Mortgage Securitization Corp.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001685185

UBS AG New York Branch
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001238163

Société Générale, New York Branch
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001592182

LMF Commercial, LLC (formerly known as Rialto Mortgage Finance, LLC)
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001558761

Cantor Commercial Real Estate Lending, L.P.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001542256

Natixis Real Estate Capital LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001548567

CIBC Inc.
(Exact name of sponsor as specified in its charter)

Nicholas Galeone (212) 713-8832
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4088364
38-4088365
38-7206229
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A., as agent for
Wells Fargo Bank, National Association
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(667) 786-1992
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-SB			X
A-3			X
A-4			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On August 17, 2026 a distribution was made to holders of the certificates issued by UBS Commercial Mortgage Trust 2018-C13.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the UBS Commercial Mortgage Trust 2018-C13 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on August 17, 2026

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
4	12.49%	4	$189.71

The following table sets forth, for the monthly distribution period July 18, 2026 to August 17, 2026, the information required by Rule 15Ga-1 under the Securities Exchange Act of 1934:

Name of Issuing Entity	Check if Registered	Name of Originator(1)(2)	Total Assets in ABS by Originator(1)(3)			Assets That Were Subject of Demand(1)(4)(5)			Assets That Were Repurchased or Replaced(1)(4)(6)			Assets Pending Repurchase or Replacement (within cure period) (1)(4)(7)			Demand in Dispute(1)(4)(8)			Demand Withdrawn(1)(4)(9)			Demand Rejected(1)(4)(10-)			Notes
Asset Class: Commercial Mortgage Loans			#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance
UBS Commercial Mortgage Trust 2018-C13 Commercial Mortgage Pass- Through Certificates, Series 2018-C13 (CIK # 0001749360)	X	UBS AG New York Branch	20	$336,586,045	47.1%	1	$25,308,594.05	5.04%	0	$-	0.0%	0	$-	0.0%	1	$25,308,594.05	5.04%	0	$-	0.0%	0	$-	0.0%
		Société Générale, New York Branch	10(11)	$118,362,601	16.6%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%
		LMF Commercial, LLC (formerly known as Rialto Mortgage Finance, LLC)	10	$105,211,722	14.7%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%
		Cantor Commercial Real Estate Lending, L.P.	6	$90,270,000	12.6%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%
		Natixis Real Estate Capital LLC	2	$34,000,000	4.8%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%
		CIBC Inc.	5	$30,450,000	4.3%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%	0	$-	0.0%
UBS Commercial Mortgage Trust 2018-C13 Totals			53	$714,880,368	100.0%	1	$25,308,594.05	5.04%	0	$-	0.0%	0	$-	0.0%	1	$25,308,594.05	5.04%	0	$-	0.0%	0	$-	0.0%
Commercial Mortgage Loan Totals			53	$714,880,368	100.0%	1	$25,308,594.05	5.04%	0	$-	0.0%	0	$-	0.0%	1	$25,308,594.05	5.04%	0	$-	0.0%	0	$-	0.0%

1.    Certain Information. Certain information may have been omitted from this table because it was unknown and not available to the securitizer without unreasonable effort or expense. The securitizer believes that it has substantially complete information based on its own records and confirmation from appropriate third parties to the extent such confirmation could be obtained. This report may include information available to the securitizer that has not yet been reported by the applicable originator in their Form ABS-15G filing made pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 and referred to following footnote 11 below.

2.    Name of Originator. For purposes of the data presented in the table, the “originator” may be the party in whose name the loan was originated or may be such other party as provided final loan approval based on its own underwriting criteria or from whom the loan was purchased.

3.    Calculation of Number of Loans, Principal Balance and Percentage of Principal Balance at Time of Securitization. The number of pool assets shown under the column “Total Assets in ABS by Originator” is the number of pool assets for such originator or total asset pool, as applicable, at the time of securitization. The “Principal Balance at Time of Securitization” shown under such column is the aggregate principal balance of the applicable pool assets at the time of securitization. The “Percentage of Principal Balance at Time of Securitization” for each originator has been calculated by dividing the Principal Balance at Time of Securitization of the pool assets of the applicable originator by the Principal Balance at Time of Securitization of all pool assets for the related issuing entity.

4.    Calculation of Number of Loans, Principal Balance and Percentage of Principal Balance for Assets That Were Subject of Demand and Other Columns. The number of pool assets shown under the column “Assets That Were Subject of Demand” (as demand is defined in footnote 5 below) shows the total number of pool assets the securitizer has reported (i) that were the subject of a new demand during the reporting period or (ii) that were the subject of a demand previously reported by the securitizer. Pools assets are considered to be “Assets That Were Subject of Demand” until (i) the repurchase or replacement of such pool asset, (ii) the making of an indemnity payment to the related securitization trust rather than repurchasing the pool asset because the pool asset had already been liquidated at the time of payment and therefore was not available to be repurchased or replaced (an “indemnity payment”), or (iii) withdrawal or rejection of the related demand as described in footnotes 9 and 10, respectively, below where such demand has not been resolved by repurchase or replacement or by such demand having been withdrawn or rejected.  Until resolved, pool assets will be reported in the column “Assets That Were Subject of Demand” and also in the applicable column to the right (collectively, these columns are referred to as a “Demand Category”) for each reporting period up to and including the reporting period in which they are resolved. For the reporting period in which the applicable demand is resolved, the pool asset will be shown in the column “Assets That Were Subject of Demand” and also in one of the columns “Assets That Were Repurchased or Replaced”, “Demand Withdrawn” or “Demand Rejected”, as applicable. Pool assets that have been resolved will not be included in reports for reporting periods subsequent to the reporting period in which their resolution status is reported.

The “Outstanding Principal Balance at End of Reporting Period” shown in such columns identified in the first paragraph of this footnote 4 is the outstanding principal balance of the pool assets in the applicable Demand Category at the end of the reporting period, adjusted to include pool assets in the applicable Demand Category that were repurchased, replaced, prepaid or liquidated prior to the end of the reporting period at the outstanding principal balance of such pool assets at the end of the month immediately prior to such repurchase, replacement or liquidation (in the case of liquidation, after reflecting only borrower payments in reduction of principal).

The “Percentage of Principal Balance at End of Reporting Period” for each originator was calculated by dividing (i) the Outstanding Principal Balance at End of Reporting Period of the pool assets in the applicable Demand Category, by (ii) the outstanding principal balance of the entire asset pool (or applicable portion thereof) as of the last day of the reporting period, adjusted to include pool assets that were included in such asset pool (or applicable portion thereof) at the date of securitization but were repurchased, replaced, prepaid or liquidated prior to the end of the reporting period, with such pool assets included at their principal balance at the end of the month immediately prior to such repurchase, replacement, prepayment or liquidation (in the case of liquidation, after reflecting only borrower payments in reduction of principal).

5.    Assets That Were Subject of Demand. For purposes of the data presented in the table, a “demand” is a clear request for enforcement of an obligation to repurchase or replace a specified pool asset. In the event that multiple repurchase/replacement demands have been received with respect to a single pool asset, such demands have been reported as a single demand.

6.    Assets That Were Repurchased or Replaced. This data field captures pool assets that were the subject of a repurchase/replacement demand (i) which have been repurchased or (ii) for which an indemnity payment has been made.

The securitizer has reason to believe that certain indemnity payments may have been made by originators that could not be definitively identified and, therefore, these indemnity payments have not been included under the column “Assets That Were Repurchased or Replaced.” In any event, the securitizer has reason to believe that the outstanding principal balance of pool assets that were the subject of such indemnity payments is immaterial when compared to the outstanding principal balance, in the aggregate, of all pool assets subject to repurchase, replacement or indemnity payments.

7.    Assets Pending Repurchase or Replacement. This data field captures any reportable pool asset that was the subject of a demand for which (i) such pool asset is pending repurchase or replacement within the applicable cure period or (ii) an agreement as to the obligation to repurchase or replace has been reached between the securitizer and the party making the demand but such repurchase or replacement or related indemnity payment is subject to satisfaction of certain conditions or otherwise has not been completed as of the end of the reporting period.

8.    Demand in Dispute. This data field captures any pool asset that was the subject of a demand (i) for which the securitizer has not yet made a final determination regarding the status of such pool asset as of the end of the reporting period, (ii) for which the securitizer purchased such pool asset from an extant originator/seller and has relayed the demand to such originator/seller in accordance with the terms of the originator/seller’s repurchase/replacement obligations in its purchase contract with the securitizer and such originator/seller has not yet made a final determination, (iii) where such demand is currently the subject of insolvency proceedings or (iv) where such demand is currently the subject of litigation (including certain pool assets that were previously reported under other categories).

9.    Demand Withdrawn. This data field captures any reportable pool asset that was the subject of a demand for which (i) such demand was the subject of litigation that resulted in settlement or (ii) such demand was rescinded by the party making the demand.

10.  Demand Rejected. This data field captures any reportable pool asset that was the subject of a demand which was not rescinded by the party making the demand but (i) for which the securitizer determined that such demand was without merit, was invalid or did not specifically allege a breach of any particular representation or warranty or (ii) such demand was rejected by the party to whom the demand was made or relayed.

11.  The Christiana Mall mortgage loan (4.2%), is part of a whole loan that was co-originated by Société Générale, New York Branch, Barclays Bank PLC and Deutsche Bank AG, New York Branch. Such mortgage loan was underwritten pursuant to Société Générale, New York Branch’s underwriting guidelines.

UBS Commercial Mortgage Securitization Corp. (the “Depositor”) filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on May 11, 2026. The CIK number of the Depositor is 0001532799.

UBS AG New York Branch ("UBS AG"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 12, 2026. The CIK number of UBS AG is 0001685185.

Société Générale, New York Branch ("Société"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 17, 2026. The CIK number of Société is 0001238163.

LMF Commercial, LLC (formerly known as Rialto Mortgage Finance, LLC) ("LMF"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on August 13, 2026. The CIK number of LMF is 0001592182.

Cantor Commercial Real Estate Lending, L.P. ("CCREL"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on January 8, 2026. The CIK number of CCREL is 0001558761.

Natixis Real Estate Capital LLC ("NREC"), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 13, 2026. The CIK number of NREC is 0001542256.

CIBC Inc.(“CIBC”), one of the sponsors and mortgage loan sellers, most recently filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 6, 2026. The CIK number of CIBC is 0001548567.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on August 28, 2026 under Commission File No. 333-207340-14 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on August 28, 2026 under Commission File No. 333-207340-14 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 9. Other Information.

Midland Loan Services, A Division of PNC Bank, National Association, in its capacity as Master Servicer for UBS Commercial Mortgage Trust 2018-C13, affirms the following amounts in the respective accounts:

Collection Account
Prior Distribution Date	07/17/2026	$594,585.37
Current Distribution Date	08/17/2026	$783,385.77

REO Account
Prior Distribution Date	07/17/2026	$0.00
Current Distribution Date	08/17/2026	$0.00

Computershare Trust Company, N.A., as agent for Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for UBS Commercial Mortgage Trust 2018-C13, affirms the following amounts in the respective accounts:

Distribution Account
Prior Distribution Date	07/17/2026	$4,377.63
Current Distribution Date	08/17/2026	$4,517.52

Interest Reserve Account
Prior Distribution Date	07/17/2026	$0.00
Current Distribution Date	08/17/2026	$0.00

Gain-on-Sale Reserve Account
Prior Distribution Date	07/17/2026	$0.00
Current Distribution Date	08/17/2026	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by UBS Commercial Mortgage Trust 2018-C13, relating to the August 17, 2026 distribution.

(102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on August 28, 2026 under Commission File No. 333-207340-14 and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on August 28, 2026 under Commission File No. 333-207340-14 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

UBS Commercial Mortgage Securitization Corp.
(Depositor)

/s/ Nicholas Galeone
Nicholas Galeone, President

Date: August 28, 2026

/s/ Andrew Lisa
Andrew Lisa, Executive Director

Date: August 28, 2026